Commitments and Contingencies (Details) - USD ($)	Dec. 31, 2019	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 25,461	$ 40,737
Total minimum non-cancelable operating lease payments	$ 25,461	$ 40,737